S000024510 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.27%	4.85%	5.77%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent		2.16%	5.21%	4.97%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent		2.42%	5.47%	5.23%

[1]	The FTSE NAREIT All Equity REITs Index is the benchmark beginning 8/1/2022 and thereafter. The FTSE NAREIT All Equity REITs Index contains all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria.